Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	May 14, 2023	Dec. 31, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

In accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its compensation decisions for any of the years shown.

Year	Summary Compensation Table Total for First PEO¹ ($)	Summary Compensation Table Total for Second PEO¹ ($)	Compensation Actually Paid to First PEO¹˒²˒³ ($)	Compensation Actually Paid to Second PEO¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs [1,2,3] ($)	Value of Initial Fixed $100 Investment based on:		Net Income ($ Millions)	“Core Earnings” Return on Equity⁵
							TSR ($)	Peer Group TSR[4] ($)
2025	-	5,539,945	-	4,447,147	1,991,019	1,797,153	161.98	149.81	(80)	-0.6%
2024	-	6,104,709	-	2,121,810	2,645,022	1,962,909	121.41	125.20	131	10.5%
2023	12,063,101	5,062,340	10,488,560	6,302,505	1,880,357	1,756,324	163.20	105.65	228	14.5%
2022	8,273,918	-	(533,002)	-	2,118,667	1,023,263	138.88	100.43	645	17.2%
2021	7,883,966	-	23,762,521	-	1,822,804	3,722,320	172.23	116.80	717	24.6%
(1)	Jack Remondi was our PEO for each of 2021, and 2022, and the PEO for 2023 through May 2023 (“First PEO”). David Yowan has been our PEO since May 2023 (“Second PEO”). The Non-PEO NEOs for each applicable year are as follows:
●	2025: Joe Fisher, Steve Hauber, Troy Standish and David Green
●	2024: Joe Fisher, Steve Hauber, Troy Standish, Mark Heleen and John Kane
●	2021-2023: Joe Fisher, John Kane, Mark Heleen and Steve Hauber
(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total on page 63 with certain adjustments as described in footnote 3 below.
(3)	Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation that reflects the exclusions and inclusions of certain amounts for the PEOs and the non-PEO NEOs as set forth below for the most recent fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.
Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2025	5,539,945	(3,330,733)	2,237,935	4,447,147
2024	6,104,709	(3,784,459)	(198,440)	2,121,810
2023	5,062,340	(3,797,694)	5,037,859	6,302,505
Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Stock Awards for First PEO ($)	Inclusion of Equity Values for First PEO ($)	Compensation Actually Paid to First PEO ($)
2023	12,063,101	(4,908,202)	3,333,661	10,488,560
2022	8,273,918	(5,363,448)	(3,443,472)	(533,002)
2021	7,883,966	(4,999,987)	20,878,542	23,762,521
Year	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for non-PEO NEOs ($)	Average Inclusion of Equity Values for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)
2025	1,991,019	(742,549)	548,683	1,797,153
2024	2,645,022	(1,014,922)	332,809	1,962,909
2023	1,880,357	(905,376)	781,343	1,756,324
2022	2,118,667	(922,454)	(172,950)	1,023,263
2021	1,822,804	(687,487)	2,587,003	3,722,320

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Second PEO ($)	Total - Inclusion of Equity Values for Second PEO ($)
2025	2,819,440	(707,993)	-	126,488	-	-	2,237,935
2024	2,866,685	(2,650,412)	-	(414,713)	-	-	(198,440)
2023	4,906,509	-	131,350	-	-	-	5,037,859
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for First PEO ($)	Total - Inclusion of Equity Values for First PEO ($)
2023	4,391,246	(1,284,516)	78,570	148,361	-	-	3,333,661
2022	3,650,102	(5,076,922)	89,618	(2,106,270)	0	0	(3,443,472)
2021	10,433,778	9,288,158	144,554	1,012,052	0	0	20,878,542
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)(a)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	719,825	(183,662)	-	12,520	-	-	548,683
2024	646,142	(223,555)	9,328	(99,106)	-	-	332,809
2023	834,782	(107,807)	4,597	49,771	0	0	781,343
2022	654,630	(586,311)	4,981	(246,250)	0	0	(172,950)
2021	1,373,835	1,029,085	6,836	177,247	0	0	2,587,003
(a)	This column includes the year-end value of the portion(s) of performance stock unit awards approved in a prior year with a grant date in 2025 when the “Core Earnings” Return on Equity measure for that portion is established. See discussion of the Long-term Incentive Program section in the Compensation Discussion and Analysis above.
(4)	The Peer Group TSR set forth in this table utilizes the S&P 600 Financials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 600 Financials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)	We determined Return on Equity to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2025. Cumulative Net Student Loan Cash Flows was our most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs from 2021 to 2024. “Core Earnings” Return on Equity is a non-GAAP measure. For more information on Return on Equity, please see the “2025 Long-term Incentive Program” section of the Compensation Discussion and Analysis included in this proxy statement.

Company Selected Measure Name			Return on Equity
Named Executive Officers, Footnote
(1)	Jack Remondi was our PEO for each of 2021, and 2022, and the PEO for 2023 through May 2023 (“First PEO”). David Yowan has been our PEO since May 2023 (“Second PEO”). The Non-PEO NEOs for each applicable year are as follows:
●	2025: Joe Fisher, Steve Hauber, Troy Standish and David Green
●	2024: Joe Fisher, Steve Hauber, Troy Standish, Mark Heleen and John Kane
●	2021-2023: Joe Fisher, John Kane, Mark Heleen and Steve Hauber

Peer Group Issuers, Footnote
(4)	The Peer Group TSR set forth in this table utilizes the S&P 600 Financials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 600 Financials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)	Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation that reflects the exclusions and inclusions of certain amounts for the PEOs and the non-PEO NEOs as set forth below for the most recent fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.
Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2025	5,539,945	(3,330,733)	2,237,935	4,447,147
2024	6,104,709	(3,784,459)	(198,440)	2,121,810
2023	5,062,340	(3,797,694)	5,037,859	6,302,505
Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Stock Awards for First PEO ($)	Inclusion of Equity Values for First PEO ($)	Compensation Actually Paid to First PEO ($)
2023	12,063,101	(4,908,202)	3,333,661	10,488,560
2022	8,273,918	(5,363,448)	(3,443,472)	(533,002)
2021	7,883,966	(4,999,987)	20,878,542	23,762,521

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Second PEO ($)	Total - Inclusion of Equity Values for Second PEO ($)
2025	2,819,440	(707,993)	-	126,488	-	-	2,237,935
2024	2,866,685	(2,650,412)	-	(414,713)	-	-	(198,440)
2023	4,906,509	-	131,350	-	-	-	5,037,859
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for First PEO ($)	Total - Inclusion of Equity Values for First PEO ($)
2023	4,391,246	(1,284,516)	78,570	148,361	-	-	3,333,661
2022	3,650,102	(5,076,922)	89,618	(2,106,270)	0	0	(3,443,472)
2021	10,433,778	9,288,158	144,554	1,012,052	0	0	20,878,542

Non-PEO NEO Average Total Compensation Amount			$ 1,991,019	$ 2,645,022	$ 1,880,357	$ 2,118,667	$ 1,822,804
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,797,153	1,962,909	1,756,324	1,023,263	3,722,320
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation that reflects the exclusions and inclusions of certain amounts for the PEOs and the non-PEO NEOs as set forth below for the most recent fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for non-PEO NEOs ($)	Average Inclusion of Equity Values for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)
2025	1,991,019	(742,549)	548,683	1,797,153
2024	2,645,022	(1,014,922)	332,809	1,962,909
2023	1,880,357	(905,376)	781,343	1,756,324
2022	2,118,667	(922,454)	(172,950)	1,023,263
2021	1,822,804	(687,487)	2,587,003	3,722,320

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)(a)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	719,825	(183,662)	-	12,520	-	-	548,683
2024	646,142	(223,555)	9,328	(99,106)	-	-	332,809
2023	834,782	(107,807)	4,597	49,771	0	0	781,343
2022	654,630	(586,311)	4,981	(246,250)	0	0	(172,950)
2021	1,373,835	1,029,085	6,836	177,247	0	0	2,587,003
(a)	This column includes the year-end value of the portion(s) of performance stock unit awards approved in a prior year with a grant date in 2025 when the “Core Earnings” Return on Equity measure for that portion is established. See discussion of the Long-term Incentive Program section in the Compensation Discussion and Analysis above.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

2025 Performance Measures

As noted above, Our Compensation Committee believes in a holistic evaluation of our named executive officers’ and our company’s performance and uses a mix of well-balanced performance measures throughout our annual and long-term incentive programs to align executive pay with shareholder value creation. As required by SEC rules, the financial performance measures identified as the most important for named executive officers’ 2025 compensation decisions are listed below.

●	Cumulative Net Student Loan Cash Flows
●	Return on Equity
●	Adjusted Diluted “Core Earnings” Per Share
●	Relative Total Shareholder Return

Total Shareholder Return Amount			$ 161.98	121.41	163.2	138.88	172.23
Peer Group Total Shareholder Return Amount			149.81	125.2	105.65	100.43	116.8
Net Income (Loss)			$ (80,000,000)	$ 131,000,000	$ 228,000,000	$ 645,000,000	$ 717,000,000
Company Selected Measure Amount			(0.006)	0.105	0.145	0.172	0.246
PEO Name	Jack Remondi	David Yowan	David Yowan	David Yowan		Jack Remondi	Jack Remondi
Additional 402(v) Disclosure

SEC rules for disclosing the relationship between “compensation actually paid” and performance measures allow companies to select, among other things, the most important financial performance measure and the peer group for calculating TSR.  Additionally, the SEC rules do not mandate a particular format for disclosing the relationship between pay and performance.  As a result, the relationships disclosed by other companies regarding compensation actually paid and performance measures may not be comparable to the relationships disclosed by Navient above, as other companies may have selected different financial performance measures and/or peer groups for their disclosure and may have used different methodologies and assumptions for selecting these metrics. In addition, the relationship between the Company’s pay and performance may evolve over time as the Company’s business strategy and the design of the Company’s incentive programs evolve to better align with shareholder value and to recognize the transformation of the Company as we shift our priorities to focus on strategic growth.

Equity Awards Adjustments, Footnote

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Second PEO ($)	Total - Inclusion of Equity Values for Second PEO ($)
2025	2,819,440	(707,993)	-	126,488	-	-	2,237,935
2024	2,866,685	(2,650,412)	-	(414,713)	-	-	(198,440)
2023	4,906,509	-	131,350	-	-	-	5,037,859
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for First PEO ($)	Total - Inclusion of Equity Values for First PEO ($)
2023	4,391,246	(1,284,516)	78,570	148,361	-	-	3,333,661
2022	3,650,102	(5,076,922)	89,618	(2,106,270)	0	0	(3,443,472)
2021	10,433,778	9,288,158	144,554	1,012,052	0	0	20,878,542
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)(a)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	719,825	(183,662)	-	12,520	-	-	548,683
2024	646,142	(223,555)	9,328	(99,106)	-	-	332,809
2023	834,782	(107,807)	4,597	49,771	0	0	781,343
2022	654,630	(586,311)	4,981	(246,250)	0	0	(172,950)
2021	1,373,835	1,029,085	6,836	177,247	0	0	2,587,003
(a)	This column includes the year-end value of the portion(s) of performance stock unit awards approved in a prior year with a grant date in 2025 when the “Core Earnings” Return on Equity measure for that portion is established. See discussion of the Long-term Incentive Program section in the Compensation Discussion and Analysis above.

Measure:: 1
Pay vs Performance Disclosure
Name			Cumulative Net Student Loan Cash Flows
Measure:: 2
Pay vs Performance Disclosure
Name			Return on Equity
Non-GAAP Measure Description
(5)	We determined Return on Equity to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2025. Cumulative Net Student Loan Cash Flows was our most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs from 2021 to 2024. “Core Earnings” Return on Equity is a non-GAAP measure. For more information on Return on Equity, please see the “2025 Long-term Incentive Program” section of the Compensation Discussion and Analysis included in this proxy statement.

Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Diluted “Core Earnings” Per Share
Measure:: 4
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Jack Remondi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	$ 12,063,101	$ 8,273,918	$ 7,883,966
PEO Actually Paid Compensation Amount			0	0	10,488,560	(533,002)	23,762,521
David Yowan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			5,539,945	6,104,709	5,062,340	0	0
PEO Actually Paid Compensation Amount			4,447,147	2,121,810	6,302,505	0	0
PEO | Jack Remondi [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(4,908,202)	(5,363,448)	(4,999,987)
PEO | Jack Remondi [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,333,661	(3,443,472)	20,878,542
PEO | Jack Remondi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,391,246	3,650,102	10,433,778
PEO | Jack Remondi [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,284,516)	(5,076,922)	9,288,158
PEO | Jack Remondi [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					78,570	89,618	144,554
PEO | Jack Remondi [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					148,361	(2,106,270)	1,012,052
PEO | Jack Remondi [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO | Jack Remondi [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO | David Yowan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,330,733)	(3,784,459)	(3,797,694)
PEO | David Yowan [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,237,935	(198,440)	5,037,859
PEO | David Yowan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,819,440	2,866,685	4,906,509
PEO | David Yowan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(707,993)	(2,650,412)	0
PEO | David Yowan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	131,350
PEO | David Yowan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			126,488	(414,713)	0
PEO | David Yowan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | David Yowan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(742,549)	(1,014,922)	(905,376)	(922,454)	(687,487)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			548,683	332,809	781,343	(172,950)	2,587,003
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			719,825	646,142	834,782	654,630	1,373,835
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(183,662)	(223,555)	(107,807)	(586,311)	1,029,085
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	9,328	4,597	4,981	6,836
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,520	(99,106)	49,771	(246,250)	177,247
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0